Semi-Annual Report

August 31, 1998

COPLEY FUND, INC.

A No-Load Fund

Copley Fund, Inc.

Copley Financial Services Corp. - Investment Manager

P.O. Box 3287, Fall River, Massachusetts 02722, (508)674-8459

October 10, 1998

Dear Fellow Shareholder:

This past quarter and, in fact, these past nine months have placed us in the top echelon of the Growth and Income category (as defined by most performance measurement groups). We do not profess to be in competition with other funds as our structure is geared to after-tax returns not pre-tax returns to shareholders. Keep in mind that Copley does not distribute dividends on capital gains but pays its own taxes. Our studies have shown that a mean comparative average of performance between Copley and other funds is approximately three percent, i.e., if a fund has gained 13% and Copley 10% the two funds are probably equal in after-tax return for the individual ex tax free accounts.

Our investment philosophy of owning stocks with high dividends and histories of increases in dividends has enabled us in this volatile environment to continue to show net increases in net asset value. This past quarter we showed a gain of 1% while most averages and funds lost 15% to 20%. This result has been noted by many financial publications.

We believe this erosion of value will in the long run create a stronger stock market environment. It will eliminate the weak of heart investors. It will lower expectations of unreasonable growth and will create a healthier climate of sane investing.

However, we still must weather the problems of Asia, Russia, South America and the exposure of banks to their losses in hedge funds and loans to the above area. If banks do not have the liquidity to lend to business, small business must suffer and in many cases go into bankruptcy as occurred in the real estate debacle of 1988 when banks no longer had liquidity to lend money and good small businesses were forced to fail. This could cause a significant though temporary downturn domino effect to the economy.

Meanwhile Copley continues its steady growth as evidenced by our long term record.

1984* +23.9%(Top performing Fund in 1984)

    +25%
    +18%
    -8%
    +20%
    +16%
    -2%

    *Calendar Years

    +18%
    +18%
    +10%
    -7%
    +26%
    +5%
    +25%
    +5.6% (September 30, 1998)

Our operating division has added shoes for our distribution. This has increased our volume for the six months to more than $1,000,000.00 with a concurrent increase in profits added to our net asset value.

We do look forward to continued steady increases even in this volatile market environment and wish to express our appreciation to our Board of Directors for their help and advice and to our shareholders for their confidence and understanding of Copley's concept and structure.

Cordially yours,

/s/ Irving Levine

Irving Levine

PRESIDENT

Copley Fund, Inc. Per Share ValueCALENDAR YEARS ENDED DECEMBER 31, 1997PERIOD ENDED SEPTEMBER 30, 1998

Year Per Share Value

1981 4.531982 5.431983 6.061984 7.511985 9.361986 11.001987 10.111988 12.121989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 34.41 (As of Sept. 30, 1998)

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have made a review of the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of August 31, 1998, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the selected per share data and ratios for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these statements is the representation of the management of Copley Fund, Inc.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based upon my review, I am not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with generally accepted accounting principles.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of February 28, 1998 and the related financial statements and cash flows for the year then ended (not presented in full herein); and in my report of April 22, 1998, I expressed an unqualified opinion on those financial statements.

ROY G. HALECertified Public AccountantLa Plata, MarylandOctober 12, 1998

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 1998

(Unaudited)

Number of

Shares Value

COMMON STOCKS-100.00%

DIVERSIFIED UTILITY COMPANIES-16.36%

Dominion Resources, Inc. 30,000 $ 1,250,625

Eastern Utilities Associates 5,000 124,063

Florida Progress 35,000 1,476,563

FPL Group 55,000 3,660,938

GPU, Inc. 35,000 1,314,688

Interstate Energy Corp. 20,000 602,500

LG & E Energy Corp. 80,000 2,050,000

Montana Power Co. 15,000 585,000

Pacificorp. 25,000 564,063

Texas Utilities Co. 25,000 1,062,500

12,690,940

ELECTRIC AND GAS-18.95%

American Electric Power 55,000 2,488,750

Carolina Power & Light Co. 60,000 2,583,750

Connectiv, Inc. 32,500 698,125

First Energy Corp. 40,000 1,155,000

Kansas City Power & Light Co. 40,000 1,137,500

New Century Energy, Inc. 45,000 2,075,625

SCANA, Corp. 70,000 2,148,125

Sempre Energy, Inc. 45,000 1,144,688

UtiliCorp United, Inc. 25,000 860,938

Western Resources, Inc. 10,000 403,125

14,695,626

ELECTRIC POWER COMPANIES-12.85%

Allegheny Energy, Inc. 45,000 1,198,125

Ameren Corporation 50,000 1,978,125

BEC Energy 22,000 871,750

DTE Energy Company 55,000 2,316,875

New England Electric System 35,000 1,413,125

Pennsylvania Power & Light Co. 50,000 1,178,125

PECO Energy Co. 11,600 397,300

Potomac Electric Power Co. 25,000 612,500

$ 9,965,925

Continued

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 1998

(Continued)

(Unaudited)

Number of

__Shares Value

GAS UTILITIES & SUPPLIES-11.13%

Colonial Gas Co. 50,000 $ 1,356,250

Connecticut Energy Corp. 20,000 528,750

CTG Resources, Inc. 27,000 624,375

Delta Natural Gas Co. 15,000 250,313

Marketspan Corp. 40,000 1,095,000

New Jersey Resources Corp. 25,000 842,188

Northwest Natural Gas Co. 30,000 731,250

Peoples Energy Corp. 25,000 828,125

Washington Gas Light Co. 28,000 665,000

Wicor, Inc. 40,000 1,710,000

8,631,251

HYDRO ELECTRIC-1.18%

Idaho Power Co. 30,000 913,125

DRUG COMPANIES-7.51%

Bristol Myers Squibb Co. 50,000 4,893,750

Pfizer, Inc. 10,000 930,000

5,823,750

BANKING-2.86%

Morgan, J.P. & Co. 10,000 930,000

PNC Bank Corporation 30,000 1,290,000

2,220,000

MANUFACTURING-CONSUMER GOODS-0.85%

Coca Cola Co. 10,000 651,250

MANUFACTURING-CAPITAL GOODS-2.44%

Allied Signal, Inc. 10,000 343,125

Masco Technology, Inc. 38,200 668,500

Xerox Corp. 10,000 878,125

$ 1,889,750

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 1998

(Continued)

(Unaudited)

Number of

Shares Value

OILS-8.54%

Atlantic Richfield Co. 15,000 870,000

Exxon Corp. 24,000 1,570,500

Mobil Corp. 22,000 1,520,750

Occidental Petroleum Corp. 20,000 370,000

Sun, Inc. 18,996 628,055

Texaco, Inc. 30,000 1,666,875

6,626,180

RETAIL-2.30%

Penney (J.C.), Inc. 15,000 743,438

Sears Roebuck & Co. 10,000 454,375

Wal-Mart Stores, Inc. 10,000 587,500

1,785,313

TELEPHONE-15.03%

American Information Technologies 53,920 2,540,980

American Telephone & Telegraph 15,000 751,875

Bell Atlantic Corp. 94,232 4,157,987

Bell South Corp. 10,000 685,625

SBC Communications, Inc. 58,516 2,223,608

US West Communications Group, Inc. 25,000 1,300,000

$ 11,660,075

Total value of investments

(Cost $43,714,284) 77,553,185

Excess of cash and other assets over

liabilities 4,064,673

NET ASSETS $ 81,617,858

===========

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1998

(Unaudited)

Assets

Investments in securities, at

value (identified cost $43,714,284)

(Note 1) $ 77,553,185

Cash 3,291,502

Receivables:

Securities Sold $ 818,335

Subscriptions 17,000

Trade (Notes 5 & 6) 237,917

Dividends and interest 211,767 1,285,019

Inventory (Notes 1, 5 & 6) 301,430

Other Assets 1,526

Total Assets 82,432,662

Liabilities

Payables:

Securities Purchased 303,875

Trade 108,530

Stock redemptions 21,748

Accrued income taxes-current 64,279

Accrued expenses 17,859

Deferred income taxes

(Notes 1 and 2) 298,513

Total Liabilities 814,804

Commitments and Contingencies (Note 7)

Net Assets $ 81,617,858

===========

Net assets consist of:

Capital paid in $ 19,811,752

Undistributed net investment and

operating income 30,062,022

Accumulated net realized loss on

investment transactions (1,796,902)

Net unrealized appreciation in

value of investments 33,540,986

Total $ 81,617,858

===========

Net Asset Value, Offering and

Redemption Price Per Share,

(2,537,711 shares of $1.00 par

value capital stock outstanding.) $32.16

=======

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 1998

(Unaudited)

INVESTMENT INCOME (Note 1)

Income:

Dividends $ 1,640,806

Interest 55,035

Investment Income $ 1,695,841

Expenses:

Investment advisory fee (Note 5) 297,034

Professional fees 26,906

Custodian fees 14,482

Shareholder servicing costs 17,940

Printing 13,137

Postage and shipping 6,170

Accounting and pricing service costs 20,250

Directors fees 11,996

Blue Sky fees 7,590

Telephone 2,097

Insurance 36,500

Office expense & miscellaneous 2,321

Investment expenses 456,423

Less: Investment advisory

fee waived 30,000 426,423

Net investment income before

income taxes 1,269,418

OPERATING PROFIT (Notes 2, 5 & 7)

Gross Profit 179,951

Less: Operating expenses 19,376

Net operating profit before

income taxes 160,575

NET INVESTMENT AND OPERATING

INCOME BEFORE INCOME TAXES 1,429,993

Less provision for income taxes

(Notes 2 and 7) 92,500

Net investment and operating income 1,337,493

REALIZED AND UNREALIZED GAIN (LOSS)

ON INVESTMENTS (Notes 2 and 4)

Realized loss from investment

transactions during the year (112,937)

Decrease in unrealized

appreciation of investments

during current year (2,052,200)

Net realized and unrealized

gain/loss on investments (2,165,137)

NET DECREASE IN NET ASSETS RESULTING

FROM OPERATIONS $ (827,644)

===========

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

Six Months Ended Year Ended

August 31, February 28,

1988 1998

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment and operating

income $ 1,337,493 $ 2,353,790

Net realized gain (loss) on

investment transactions (112,937) (1,440,880)

Net change in unrealized

appreciation on investments (2,052,200) 14,483,463

Increase (decrease) in net

assets resulting from

operations (827,644) 15,396,373

NET EQUALIZATION (DEBITS)

CREDITS (Note 1) (87,400) (1,369,107)

CAPITAL SHARE TRANSACTIONS

(Note 3)

Increase (decrease) in net

assets resulting from capital

share transactions (180,027) (5,612,062)

Total increase (decrease)

in net assets (1,095,071) (8,415,204)

NET ASSETS

Beginning of Year 82,712,929 74,297,725

End of Period (including

undistributed net investment

and operating income of

$30,062,022 and $28,724,529,

respectively) $ 81,617,858 $ 82,712,929

============ ============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ended August 31, 1998

(Unaudited)

INCREASE (DECREASE) IN CASH

Cash flows from operating activities

Dividends and interest received $ 1,639,629

Proceeds from disposition of long-term

portfolio investments 1,519,222

Receipts from customers 807,097

Payments of taxes, net (257,854)

Expenses paid (474,760)

Purchase of long-term portfolio investments (420,350)

Payments to suppliers (818,614)

Net cash provided by operating activities 1,994,370

===========

Cash flows provided by financing activities

Fund shares sold 3,124,881

Fund shares repurchased (3,352,330)

Net cash used by financing activities (227,449)

===========

Net increase in cash 1,766,921

Cash at beginning of the year 1,524,581

Cash as of August 31, 1998 $ 3,291,502

===========

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net decrease in net assets

resulting from operations $ (827,644)

Decrease in investments 3,424,407

Increase in dividends and interest receivable (1,257)

Increase in receivables from customers (229,420)

Increase in inventory (137,734)

Decrease in income taxes payable-current (185,379)

Decrease in other assets (266)

Decrease in accrued expenses (48,337)

Total adjustments 2,822,014

Net cash provided by operating activities $ 1,994,370

===========

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/first out method) or market.

Income Taxes

The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

(Unaudited)

2. Federal and State Income Taxes

The income tax provision included in the

financial statements is as follows:

Regular federal tax liability. . . . . $ 63,417

State tax liability. . . . . . . . . . 9,058

Deferred taxes . . . . . . . . . . . . 20,025

$ 92,500

========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $1,900,096, consisting of $298,513 accumulated general liability and a cumulative alternative minimum tax carryover of $1,601,583. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

The Fund has $2,342,184 in accumulated capital loss carryforwards which expires as follows: $655,665 on February 29, 2000, $245,639 on February 28, 2002 and $1,440,880 on February 28, 2003.

For fiscal years ending prior to February 28, 1998, the Fund was subject to the corporate alternative minimum tax due to differences in recognition of income for book and tax purposes. However, for the current fiscal year the Fund will not be subject to the alternative minimum tax since it qualifies under the provisions of the Taxpayer Relief Act of 1997 which exempts certain corporations from alternative minimum tax. The alternative minimum tax paid in previous years will be available as a credit against a portion of the regular corporate income tax.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax. Consistent with the federal quidelines, the Fund will be entitled to a credit against a portion of the regular corporate income tax for alternative minimum tax paid in prior fiscal years.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc., has adopted the liability method of accounting for current and deferred tax assets and liabilities.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

(Unaudited)

3. Capital Stock

At August 31, 1998 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Six Months Ended Year Ended

August 31, 1998 February 28, 1998

Shares Amount Shares Amount

Shares sold 90,695 $ 3,093,851 89,125 $ 2,553,200

Shares repurchased (99,178) (3,361,278) (366,912) (9,508,660)

Net Change (8,483) $ (267,427) (277,787) $(6,955,460)

========= =========== ========= ===========

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States government obligations and short-term notes, aggregated $724,225 and $2,337,557 respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the six months ended August 31, 1998, the fee for investment advisory service totaled $267,034, less fees of $30,000 voluntarily waived. Also, during the period unaffiliated directors received $11,996 in directors' fees.

The Fund's operating division, which imports merchandise for resale, places a portion of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $113,124 during the period. An amount of $22,074 is receivable in respect of these sales as of August 31, 1998.

6. Notes Payable

A $5,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

(Unaudited)

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 39.6% for years commencing after December 31, 1992.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit is available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has recently upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund should not be held liable for the accumulated earnings tax by the Internal Revenue Service.

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table provides information about the Fund's

financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last of February).

Year Ended

______________________________________________________________________________

August February February February February February February February

31, 1998 28, 1998 28, 1997 29, 1996 28, 1995 28, 1994 28, 1993 29, 1992

Investment and

Operating Income $0.738 $1.371 $1.368 $1.302 $1.194 $1.099 $1.089 $1.113

Expenses

(Including Taxes) 0.212 0.490 0.471 0.431 0.405 0.509 0.380 0.371

Net Investment

and Operating

Income 0.526 0.881 0.897 0.871 0.789 0.590 0.798 0.742

Net Realized and

Unrealized Gain

(Loss) on

Investments -0.852 4.885 0.952 2.840 -0.368 -1.130 3.031 0.803

Change in Accoun-

ting Estimate 1.150

Net Increase

(Decrease) in

Net Asset Value -0.326 5.766 1.849 3.711 0.421 -0.540 4.890 1.545

Net Asset Value

Beginning of

Period(1) 32.062 26.296 24.447 20.736 20.315 20.855 15.965 14.420

End of Period(1) $31.736 $32.062 $26.296 $24.447 $20.736 $20.315 $20.855 15.965

======= ======= ======= ======= ======= ======= ======= =======

Average Annual

Total Return -1.02% 21.93% 7.56% 17.89% 2.50% -2.60% 30.60% 10.70%

Ratio to Average

Net Assets:

Investment

Expenses (Exclud-

ing Taxes) 1.04%(a) 0.95% 1.00% 1.03% 1.09% 1.51% 1.14% 1.38%

Net Investment

and Operating

Income 3.28%(a) 3.00% 3.51% 4.79% 3.84% 2.88% 5.93% 4.86%

Portfolio

Turnover 0.87% 43.01% 9.15% 4.79% 31.00% 10.00% 5.00% 7.00%

Number of

Shares Outstan-

ding at End of

Period (in

Thousands) 2,538 2,546 2,794 3,161 3,686 3,986 1,945 1.981

  Based upon average number of shares.

(a) Annualized

COPLEY FUND, INC. Semi-Annual Report

A No-Load Fund August 31, 1998

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

Ameritor Financial Corp.

1730 K St., N.W., Suite 904

Washington, D.C. 20006

Tel. (202) 223-1000

Tel. (800) 424-8570

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646